CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Admissions	$ 1,580,401		$ 1,471,627		$ 1,405,389
Concession	771,405		696,754		642,326
Other	121,725		111,232		93,429
Total revenues	2,473,531		2,279,613		2,141,144
Cost of operations
Film rentals and advertising	845,107		798,606		769,698
Concession supplies	123,471		112,122		97,484
Salaries and wages	247,468		226,475		221,246
Facility lease expense	281,615		276,278		255,717
Utilities and other	280,670		259,703		239,470
General and administrative expenses	146,442		125,428		107,015
Depreciation and amortization	147,675		154,449		143,508
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Total cost of operations	2,087,647		1,968,886		1,846,245
Operating income	385,884		310,727		294,899
Other income (expense)
Interest expense	(123,665)	[1]	(123,102)	[1]	(112,444)	[1]
Interest income	6,373		8,108		6,105
Foreign currency exchange gain (loss)	2,086		(219)		1,054
Loss on early retirement of debt	(5,599)		(4,945)		(3)
Distributions from NCM	20,812		24,161		23,358
Dividend income			54
Loss on marketable securities-RealD			(12,610)
Equity in income (loss) of affiliates	13,109		5,651		(3,438)
Total other expense	(86,884)		(102,902)		(85,368)
Income before income taxes	299,000		207,825		209,531
Income taxes	126,216		73,872		58,601
Net income	172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	$ 170,313		$ 131,928		$ 147,387

[1]	Includes amortization of debt issue costs.